Income Taxes (Schedule Of Unused Tax Losses) (Detail) (Non-Capital Losses [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Canada [Member] USD ($)		Dec. 31, 2012 Canada [Member] CAD	Dec. 31, 2012 Australia [Member] USD ($)		Dec. 31, 2012 Australia [Member] AUD		Dec. 31, 2012 Mongolia [Member] USD ($)		Dec. 31, 2012 Mongolia [Member] MNT	Dec. 31, 2012 Indonesia [Member] USD ($)		Dec. 31, 2012 Indonesia [Member] IDR	Dec. 31, 2012 Hong Kong [Member] USD ($)		Dec. 31, 2012 Hong Kong [Member] HKD
Non Capital Losses [Line Items]
Unused tax losses	$ 253,024	[1]	251,025	$ 478,855	[1]	460,792		$ 508,308	[1]	706,803,502	$ 14,317	[1]	140,202,525	$ 12,302	[1]	95,348
Expiration dates	2013 to 2032		2013 to 2032		[2]		[2]	2013 to 2020		2013 to 2020	2013 to 2017		2013 to 2017		[3]		[3]

[1]	Translated using the year-end exchange rate.
[2]	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
[3]	These losses are carried forward indefinitely.